Commitments and Contingencies - Disclosure of Capital Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Other provisions, contingent liabilities and contingent assets [Abstract]
Contracts for capital expenditure	$ 16	$ 12
Share of joint venture's contract for capital expenditure	4	16
Authorised by the directors but not contracted for	124	60
Total capital commitments	$ 144	$ 88